Annual Fund Operating Expenses	Oct. 28, 2025
AAMA Equity Fund | AAMA Equity Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	1.18%	[2]
AAMA Income Fund | AAMA Income Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.03%	[3]
Expenses (as a percentage of Assets)	0.99%	[4]

[1]	Includes indirect expenses of securities of other mutual funds or exchange-traded funds held by the Fund.
[2]	The Total Annual Fund Operating Expenses differ from the Ratio of total expenses to average net assets found within the “Financial Highlights” section of the prospectus because the Total Annual Fund Operating Expenses include AFFE.
[3]	Includes indirect expenses of securities of other mutual funds or exchange-traded funds held by the Fund.
[4]	The Total Annual Fund Operating Expenses differ from the Ratio of total expenses to average net assets found within the “Financial Highlights” section of the prospectus because the Total Annual Fund Operating Expenses include AFFE.